Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 9 — FAIR VALUE MEASUREMENTS
The fair value of the warrants at the Initial Public Offering date was $
10,434,787
. The significant assumptions used to determine the fair value were
12
% volatility,
no
dividends, risk fee rate of
0.075
% and a duration of
5 years
.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021
,
and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Level	December 31, 2022	December 31, 2021
Assets:
Marketable securities held in the Trust Account	1	$207,091,906	$204,113,336
Level 1 assets include investments in U.S. Tr
e
asury secu
r
ities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.